Other Noncurrent Assets (Tables)	12 Months Ended
Sep. 30, 2012
Other Noncurrent Assets [Abstract]
Other noncurrent assets

	As of September 30,
	2012	2011
Funded employee benefit costs(1)	$137,299	$137,515
Deferred costs(2)	71,089	94,546
Long term accounts receivable-unbilled	17,198	32,657
Prepaid expense	10,344	31,894
Other	79,986	45,913

	$315,916	$342,525

(1)	Please see Note 18 to the consolidated financial statements.
(2)	Please see Note 2 to the consolidated financial statements.